PREPAID EXPENSES AND OTHER CURRENT ASSETS - Narrative (Details) - USD ($)	Dec. 31, 2024	Jul. 31, 2024	Dec. 31, 2023	Jul. 31, 2023
Short-term Debt [Line Items]
Notes payable	$ 221,866		$ 289,643
Notes Payable
Short-term Debt [Line Items]
Principal amount		$ 400,000		$ 600,000
Interest rate		9.74%		7.87%